Revenue from Contracts with Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregated
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Advertising	$2,247,680	$1,650,083	$4,757,206	$3,393,906
Licensing and other	2,151,632	474,796	3,686,871	1,063,436
Total revenues	$4,399,312	$2,124,879	$8,444,077	$4,457,342

	For the year ended December 31,
	2021	2020
Advertising	$6,859,059	$2,923,375
Licensing and Other	2,607,304	1,634,178
Total revenues	$9,466,363	$4,557,553